FINANCIAL ASSETS AT AMORTISED COST (Details) - Later than one year [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) [Line Items]
Loans and advances to customers	£ 378,457	£ 377,152
Loans and advances to banks	1,498	860
Debt Securities	5,314	4,567
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) [Line Items]
Loans and advances to customers	103,042	109,015
Loans and advances to banks	1,231	547
Debt Securities	£ 5,241	£ 4,439